CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY(Parenthetical) - CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.	12 Months Ended
Dec. 31, 2019 shares
Sale of net of underwriting discount	30,557,322
Sale of private placement of warrants	6,074,310